UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img78e94eb51.jpg]

Capital Income Builder®

Investment portfolio

January 31, 2019

unaudited

Common stocks 70.65% Health care 9.46%	Shares	Value (000)
AbbVie Inc.	32,791,000	$2,632,789
Novartis AG1	19,230,200	1,678,293
Amgen Inc.	7,325,680	1,370,708
GlaxoSmithKline PLC1	44,916,900	872,591
Abbott Laboratories	9,325,900	680,604
Gilead Sciences, Inc.	9,033,480	632,434
Johnson & Johnson	3,428,700	456,291
AstraZeneca PLC1	4,669,948	338,302
AstraZeneca PLC (ADR)	2,841,600	103,946
Pfizer Inc.	10,294,920	437,019
Eli Lilly and Co.	890,070	106,684
Roche Holding AG, nonvoting, non-registered shares1	287,800	76,446
Merck & Co., Inc.	936,000	69,667
		9,455,774
Consumer staples 9.25%
Coca-Cola Co.	36,653,700	1,764,143
Altria Group, Inc.	28,812,300	1,421,887
Philip Morris International Inc.	17,322,100	1,328,951
British American Tobacco PLC1	25,479,111	898,966
British American Tobacco PLC (ADR)	7,866,157	277,518
Nestlé SA1	12,977,971	1,130,387
Imperial Brands PLC1	26,270,382	870,472
Diageo PLC1	11,767,900	448,726
Kellogg Co.	3,000,000	177,030
Procter & Gamble Co.	1,708,260	164,796
Danone SA1	1,787,516	130,007
Carlsberg A/S, Class B1	1,119,891	128,109
Kimberly-Clark Corp.	1,000,000	111,380
Reckitt Benckiser Group PLC1	1,230,698	94,723
Walgreens Boots Alliance, Inc.	1,280,000	92,493
Hormel Foods Corp.	1,978,781	83,742
Japan Tobacco Inc.1	2,225,800	56,214
Unilever PLC1	741,210	38,832
Convenience Retail Asia Ltd.1,2	51,330,000	23,165
		9,241,541
Financials 8.73%
Zurich Insurance Group AG1	3,291,441	1,033,872
CME Group Inc., Class A	4,604,489	839,306
Sampo Oyj, Class A1	16,660,931	762,628
JPMorgan Chase & Co.	6,195,000	641,182
Principal Financial Group, Inc.	9,262,000	463,748
Royal Bank of Canada	5,300,000	403,445
Toronto-Dominion Bank (CAD denominated)	6,953,900	391,635
HSBC Holdings PLC (GBP denominated)1	19,832,364	166,393
HSBC Holdings PLC (HKD denominated)1	15,070,642	127,730

Capital Income Builder — Page 1 of 33

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
DBS Group Holdings Ltd.1	16,326,892	$290,555
Swedbank AB, Class A1	11,909,403	270,096
China Construction Bank Corp., Class H1	240,038,000	216,792
Bank of China Ltd., Class H1	464,339,400	215,974
Lloyds Banking Group PLC1	262,763,700	199,996
Wells Fargo & Co.	3,475,917	170,007
Huntington Bancshares Inc.	12,554,315	166,219
Hong Kong Exchanges and Clearing Ltd.1	4,962,390	154,468
BNP Paribas SA1	3,237,900	152,166
Svenska Handelsbanken AB, Class A1	13,842,969	150,331
Banco Santander, SA1	29,732,168	140,812
Oversea-Chinese Banking Corp. Ltd.1	15,999,765	137,008
Westpac Banking Corp.1	7,627,485	136,383
UBS Group AG1	9,898,000	128,291
ABN AMRO Group NV, depository receipts1	4,638,185	115,601
American International Group, Inc.	2,536,523	109,654
Banca Mediolanum SpA1	17,301,491	105,517
Bank of Montreal	1,420,000	103,943
Intesa Sanpaolo SpA1	43,137,112	98,573
BOC Hong Kong (Holdings) Ltd.1	24,375,000	94,515
Marsh & McLennan Companies, Inc.	901,300	79,486
St. James’s Place PLC1	6,429,978	79,209
DWS Group GmbH & Co. KGaA, non-registered shares1,3	2,740,190	73,597
PNC Financial Services Group, Inc.	589,168	72,273
Société Générale1	1,988,532	61,903
SunTrust Banks, Inc.	972,665	57,796
Mercury General Corp.	1,100,000	56,870
Singapore Exchange Ltd.1	9,600,000	54,534
Prudential PLC1	2,642,000	51,547
Nasdaq, Inc.	542,500	47,762
Euronext NV1	520,000	32,100
MONETA Money Bank, AS, non-registered shares1	7,813,482	26,566
KBC Groep NV1	376,500	25,555
Insurance Australia Group Ltd.1	4,086,512	21,101
		8,727,139
Energy 7.11%
Royal Dutch Shell PLC, Class B1	48,678,755	1,514,246
Royal Dutch Shell PLC, Class A1	14,090,305	437,048
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	90,702
Exxon Mobil Corp.	15,759,815	1,154,879
Enbridge Inc. (CAD denominated)	12,719,985	464,772
Enbridge Inc. (CAD denominated)4	2,864,838	104,677
TOTAL SA1	9,335,745	512,278
TransCanada Corp.	11,796,342	501,678
Chevron Corp.	3,856,029	442,094
Occidental Petroleum Corp.	5,580,123	372,641
BP PLC1	49,591,992	337,972
Williams Companies, Inc.	9,789,300	263,626
Helmerich & Payne, Inc.	3,774,845	211,353
Canadian Natural Resources, Ltd. (CAD denominated)	6,410,000	172,062
Schlumberger Ltd.	3,412,800	150,880
Inter Pipeline Ltd.	9,370,200	150,613
Suncor Energy Inc.	3,950,000	127,403
Whitecap Resources Inc.2	22,128,500	74,606

Capital Income Builder — Page 2 of 33

unaudited

Common stocks (continued) Energy (continued)	Shares	Value (000)
Kinder Morgan, Inc.	1,323,085	$23,948
Tribune Resources, Inc.1,3	209,689	619
		7,108,097
Information technology 7.03%
Broadcom Inc.	6,370,700	1,708,940
Microsoft Corp.	13,602,440	1,420,503
Intel Corp.	24,308,150	1,145,400
Taiwan Semiconductor Manufacturing Co., Ltd.1	90,212,800	668,552
QUALCOMM Inc.	9,237,820	457,457
Cisco Systems, Inc.	7,932,000	375,104
VTech Holdings Ltd.1,2	20,089,300	191,977
Vanguard International Semiconductor Corp.1	81,482,089	183,508
Texas Instruments Inc.	1,759,600	177,156
Tokyo Electron Ltd.1	1,217,300	175,089
HP Inc.	6,510,140	143,418
Delta Electronics, Inc.1	20,417,000	101,078
Micro Focus International PLC1	4,798,051	91,504
Western Union Co.	4,712,000	85,994
MediaTek Inc.1	5,431,000	44,336
Samsung Electronics Co., Ltd., nonvoting preferred1	932,610	31,539
Accenture PLC, Class A	149,600	22,971
		7,024,526
Utilities 6.53%
ENGIE SA, bonus shares1	58,735,685	941,837
ENGIE SA1	782,009	12,540
E.ON SE1	77,277,732	856,392
SSE PLC1	46,007,420	706,551
Dominion Energy, Inc.	10,057,308	706,425
American Electric Power Co., Inc.	6,447,000	510,087
National Grid PLC1	42,469,247	461,690
Iberdrola, SA, non-registered shares1	52,752,409	435,051
Duke Energy Corp.	3,173,000	278,526
Naturgy Energy Group, SA1	8,540,111	238,213
Edison International	4,017,100	228,854
Enel SPA1	35,668,473	215,099
Exelon Corp.	3,115,437	148,793
AES Corp.	7,965,730	130,558
Guangdong Investment Ltd.1	58,369,200	111,439
Glow Energy PCL, foreign registered1	32,260,300	95,419
NiSource Inc.	3,278,518	89,438
CenterPoint Energy, Inc.	2,814,800	87,034
Suez1	5,985,736	76,724
EDP - Energias de Portugal, SA1	13,082,533	47,786
Ratchaburi Electricity Generating Holding PCL, foreign registered1	21,810,000	38,788
Infratil Ltd.1	14,867,000	38,741
Red Eléctrica de Corporación, SA1	1,499,968	34,521
Sempra Energy	199,500	23,337
Power Assets Holdings Ltd.1	2,570,000	17,367
		6,531,210

Capital Income Builder — Page 3 of 33

unaudited

Common stocks (continued) Real estate 5.95%	Shares	Value (000)
Crown Castle International Corp. REIT	10,095,938	$1,181,831
Link Real Estate Investment Trust REIT1	65,373,896	716,943
Simon Property Group, Inc. REIT	3,050,000	555,466
Sun Hung Kai Properties Ltd.1	24,293,000	410,450
Extra Space Storage Inc. REIT	3,788,000	373,535
Daito Trust Construction Co., Ltd.1	2,561,510	356,383
American Tower Corp. REIT	1,990,287	344,001
American Campus Communities, Inc. REIT2	7,393,188	340,235
Iron Mountain Inc. REIT	6,278,603	233,564
Unibail-Rodamco-Westfield, non-registered shares REIT1	1,223,063	220,583
Digital Realty Trust, Inc. REIT	1,913,590	207,318
Public Storage REIT	973,255	206,836
TAG Immobilien AG1	5,321,373	134,265
Hospitality Properties Trust REIT	4,941,000	131,727
Lamar Advertising Co. REIT, Class A	1,591,278	118,471
CK Asset Holdings Ltd.1	11,433,880	96,994
Nexity SA, Class A, non-registered shares1	1,762,815	82,365
HCP, Inc. REIT	2,281,070	71,945
Longfor Group Holdings Ltd.1	17,645,500	54,571
TLG Immobilien AG, non-registered shares1	1,500,000	45,981
Ventas, Inc. REIT	564,800	36,424
Daiwa House Industry Co., Ltd.1	1,011,000	32,771
		5,952,659
Communication services 5.61%
Verizon Communications Inc.	32,853,559	1,808,917
Vodafone Group PLC1	343,301,264	625,326
AT&T Inc.	16,102,810	484,050
BCE Inc. (CAD denominated)	10,465,100	455,018
Singapore Telecommunications Ltd.1	121,696,867	273,428
Nippon Telegraph and Telephone Corp.1	6,062,900	260,225
Koninklijke KPN NV1	77,536,827	238,888
1&1 Drillisch AG1	5,425,000	225,027
HKT Trust and HKT Ltd., units1	139,282,860	205,352
ITV PLC1	81,248,760	137,917
Modern Times Group MTG AB, Class B1	3,599,272	121,368
Euskaltel, SA, non-registered shares1,2	11,611,000	106,331
Intouch Holdings PCL, foreign registered1	59,500,000	103,505
Nintendo Co., Ltd.1	322,381	100,196
SES SA, Class A (FDR)1	4,763,663	97,199
Gannett Co., Inc.2	8,547,400	94,791
ProSiebenSat.1 Media SE1	4,391,101	78,500
BT Group PLC1	20,126,000	61,382
CenturyLink, Inc.	3,500,000	53,620
TELUS Corp.	1,118,508	39,175
TalkTalk Telecom Group PLC1	13,244,500	19,388
Zegona Communications PLC1,2	7,573,166	10,728
Inmarsat PLC1	1,174,600	5,695
Cumulus Media Inc., Class B1,3	18,482	223
Cumulus Media Inc., Class A3	15,209	183
		5,606,432

Capital Income Builder — Page 4 of 33

unaudited

Common stocks (continued) Industrials 4.87%	Shares	Value (000)
Lockheed Martin Corp.	3,632,890	$1,052,412
Aena SME, SA, non-registered shares1	2,492,888	430,503
VINCI SA1	4,724,780	416,532
Boeing Co.	989,300	381,494
Airbus SE, non-registered shares1	3,274,589	376,727
United Parcel Service, Inc., Class B	2,695,000	284,053
Singapore Technologies Engineering Ltd1	73,375,000	202,941
Sydney Airport, units1	42,478,633	202,734
BAE Systems PLC1	19,522,249	131,150
BAE Systems PLC (ADR)	1,150,099	31,490
Stanley Black & Decker, Inc.	960,000	121,382
General Dynamics Corp.	709,000	121,359
Komatsu Ltd.1	4,625,845	117,531
3M Co.	512,000	102,554
Air New Zealand Ltd.1	48,089,781	93,470
RELX PLC1	3,660,408	81,028
United Technologies Corp.	650,700	76,828
BTS Rail Mass Transit Growth Infrastructure Fund1	200,000,000	76,227
ComfortDelGro Corp. Ltd.1	43,947,200	76,162
CCR SA, ordinary nominative	18,292,000	74,628
General Electric Co.	7,327,000	74,442
ALD SA1	4,925,000	71,563
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares1	2,770,000	71,498
KAR Auction Services, Inc.	1,356,000	70,526
Kühne + Nagel International AG1	281,007	38,046
Safran SA1	272,000	35,744
Transurban Group1	3,367,786	29,822
Adecco Group AG1	382,200	19,141
BOC Aviation Ltd.1	1,203,300	10,278
		4,872,265
Consumer discretionary 4.14%
Las Vegas Sands Corp.	14,373,500	838,837
McDonald’s Corp.	2,965,894	530,243
Six Flags Entertainment Corp.2	5,487,000	337,944
Target Corp.	4,000,000	292,000
Sands China Ltd.1	57,910,930	276,862
Midea Group Co., Ltd., Class A1	38,349,163	252,649
Hasbro, Inc.	2,768,000	250,670
Starbucks Corp.	3,350,000	228,269
Greene King PLC1,2	24,691,512	194,374
Industria de Diseño Textil, SA1	6,361,000	177,421
InterContinental Hotels Group PLC1	2,078,115	118,444
General Motors Co.	2,977,000	116,163
Dine Brands Global, Inc.2	1,095,551	83,558
Inchcape PLC1	9,663,308	72,699
Toyota Motor Corp.1	1,003,000	61,634
Hyundai Motor Co.1	430,900	50,174
Kering SA1	90,649	45,562
BCA Marketplace PLC1	15,524,700	40,829
AA PLC1,2	35,437,759	38,815
Burberry Group PLC1	1,556,800	36,843
Matahari Department Store Tbk PT1	69,943,000	35,055
LVMH Moët Hennessy-Louis Vuitton SE1	98,460	31,623

Capital Income Builder — Page 5 of 33

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Marston’s PLC1	19,496,200	$24,129
Chow Sang Sang Holdings International Ltd.1	1,771,000	2,601
		4,137,398
Materials 1.97%
Rio Tinto PLC1	13,161,000	727,888
Nutrien Ltd.	7,009,297	363,222
BHP Group PLC1	13,611,300	302,106
DowDuPont Inc.	2,053,100	110,477
Linde PLC	657,500	107,179
Evonik Industries AG1	3,793,832	103,627
Amcor Ltd.1	8,526,922	84,732
Givaudan SA1	33,769	81,914
Asahi Kasei Corp.1	3,614,800	39,581
BASF SE1	470,000	34,338
Nexa Resources SA	1,844,859	16,346
		1,971,410
Total common stocks (cost: $63,048,458,000)		70,628,451
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative4	13,000	7,865
Total preferred securities (cost: $13,000,000)		7,865
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 20231,3,5	196,789	62
Tribune Resources, Inc., Class B, warrants, expire 20231,3,5	153,058	36
Tribune Resources, Inc., Class C, warrants, expire 20231,3,5	46,500	9
Total rights & warrants (cost: $28,000)		107
Convertible stocks 0.35% Utilities 0.22%
Sempra Energy, Series A, 6.00% convertible preferred 2021	1,573,600	157,879
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,253,360	60,224
		218,103
Real estate 0.13%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	113,927	126,049
Total convertible stocks (cost: $341,422,000)		344,152
Bonds, notes & other debt instruments 25.52% U.S. Treasury bonds & notes 15.43% U.S. Treasury 14.50%	Principal amount (000)
U.S. Treasury 3.125% 2019	$50,000	50,100
U.S. Treasury 8.125% 2019	93,440	96,243
U.S. Treasury 1.375% 2020	69,577	68,264

Capital Income Builder — Page 6 of 33

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2020	$36,615	$36,155
U.S. Treasury 2.50% 2020	1,751	1,751
U.S. Treasury 2.625% 2020	42,000	42,086
U.S. Treasury 8.50% 2020	76,000	80,633
U.S. Treasury 8.75% 2020	179,000	193,107
U.S. Treasury 8.75% 2020	165,000	180,462
U.S. Treasury 1.125% 2021	89,668	86,799
U.S. Treasury 1.75% 2021	75,161	73,752
U.S. Treasury 2.00% 2021	96,000	94,875
U.S. Treasury 2.25% 2021	42,570	42,364
U.S. Treasury 3.125% 2021	75,000	76,110
U.S. Treasury 3.625% 2021	31,600	32,328
U.S. Treasury 8.00% 2021	337,500	387,572
U.S. Treasury 8.125% 2021	124,000	141,118
U.S. Treasury 1.625% 2022	11,000	10,699
U.S. Treasury 1.75% 2022	600,000	587,034
U.S. Treasury 1.875% 20226	806,000	792,105
U.S. Treasury 1.875% 2022	36,000	35,312
U.S. Treasury 2.00% 2022	41,100	40,469
U.S. Treasury 2.00% 2022	34,650	34,107
U.S. Treasury 2.125% 2022	234,000	231,323
U.S. Treasury 2.50% 2022	5,220	5,229
U.S. Treasury 7.25% 2022	182,500	211,994
U.S. Treasury 7.625% 2022	39,700	47,075
U.S. Treasury 1.50% 2023	64,170	61,857
U.S. Treasury 1.50% 2023	47,500	45,747
U.S. Treasury 1.625% 2023	143,000	138,333
U.S. Treasury 1.625% 2023	87,700	84,773
U.S. Treasury 1.75% 2023	47,500	46,172
U.S. Treasury 2.125% 2023	116,269	114,606
U.S. Treasury 2.25% 2023	150,000	148,676
U.S. Treasury 2.375% 2023	125,000	124,738
U.S. Treasury 2.50% 2023	62,000	62,157
U.S. Treasury 2.50% 2023	56,750	56,895
U.S. Treasury 2.625% 2023	440,635	444,420
U.S. Treasury 2.625% 2023	68,000	68,505
U.S. Treasury 2.625% 2023	11,047	11,134
U.S. Treasury 2.75% 20236	384,997	390,136
U.S. Treasury 2.75% 2023	348,020	352,405
U.S. Treasury 2.875% 2023	121,650	124,011
U.S. Treasury 2.875% 2023	2,000	2,038
U.S. Treasury 6.25% 2023	350,000	406,658
U.S. Treasury 7.125% 2023	299,800	353,389
U.S. Treasury 2.00% 20246	850,000	830,680
U.S. Treasury 2.00% 2024	76,894	75,185
U.S. Treasury 2.125% 2024	893,500	877,220
U.S. Treasury 2.125% 2024	750,000	736,980
U.S. Treasury 2.125% 2024	220,000	216,632
U.S. Treasury 2.125% 2024	80,000	78,474
U.S. Treasury 2.25% 2024	141,375	140,094
U.S. Treasury 2.25% 2024	125,000	123,504
U.S. Treasury 2.25% 2024	55,000	54,318
U.S. Treasury 2.25% 2024	35,000	34,558
U.S. Treasury 2.50% 2024	11,300	11,334

Capital Income Builder — Page 7 of 33

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 7.50% 2024	$331,274	$420,381
U.S. Treasury 2.625% 2025	4,775	4,808
U.S. Treasury 2.75% 2025	150,000	152,168
U.S. Treasury 2.875% 2025	150,000	153,251
U.S. Treasury 2.875% 20256	100,000	102,191
U.S. Treasury 6.875% 2025	145,145	183,058
U.S. Treasury 7.625% 2025	250,000	321,445
U.S. Treasury 2.00% 2026	95,400	91,616
U.S. Treasury 6.00% 2026	206,000	251,915
U.S. Treasury 6.50% 2026	178,000	227,450
U.S. Treasury 6.75% 2026	35,000	45,090
U.S. Treasury 2.25% 2027	482,196	469,485
U.S. Treasury 2.25% 2027	125,000	121,505
U.S. Treasury 2.25% 2027	75	73
U.S. Treasury 2.375% 2027	50,000	49,252
U.S. Treasury 6.125% 2027	317,000	404,017
U.S. Treasury 6.375% 2027	85,000	109,511
U.S. Treasury 6.625% 2027	65,000	84,109
U.S. Treasury 2.75% 2028	100,000	101,088
U.S. Treasury 2.875% 2028	329,120	335,942
U.S. Treasury 2.875% 2028	55,029	56,172
U.S. Treasury 3.125% 2028	60,114	62,664
U.S. Treasury 5.25% 2028	89,000	108,924
U.S. Treasury 5.50% 2028	140,000	173,680
U.S. Treasury 5.25% 2029	25,000	30,704
U.S. Treasury 6.125% 2029	30,000	39,541
U.S. Treasury 6.25% 20306	193,000	259,996
U.S. Treasury 3.00% 20476	179,092	179,019
U.S. Treasury 3.00% 2048	34,884	34,820
U.S. Treasury 3.00% 2048	3,166	3,160
U.S. Treasury 3.125% 2048	27,778	28,414
		14,500,144
U.S. Treasury inflation-protected securities 0.93%
U.S. Treasury Inflation-Protected Security 0.625% 20237	68,498	68,228
U.S. Treasury Inflation-Protected Security 2.375% 20257	133,724	146,785
U.S. Treasury Inflation-Protected Security 2.00% 20267	56,261	61,083
U.S. Treasury Inflation-Protected Security 0.375% 20277	154,566	150,195
U.S. Treasury Inflation-Protected Security 0.375% 20277	82,436	80,022
U.S. Treasury Inflation-Protected Security 0.50% 20287	204,378	199,458
U.S. Treasury Inflation-Protected Security 0.75% 20287	76,426	76,507
U.S. Treasury Inflation-Protected Security 2.125% 20417	852	1,034
U.S. Treasury Inflation-Protected Security 0.75% 20427	52,486	49,119
U.S. Treasury Inflation-Protected Security 1.375% 20447	79,575	84,781
U.S. Treasury Inflation-Protected Security 0.875% 20477	9,789	9,296
		926,508
Total U.S. Treasury bonds & notes		15,426,652
Corporate bonds & notes 6.38% Financials 1.16%
ACE Capital Trust II 9.70% 2030	7,210	9,741
ACE INA Holdings Inc. 2.30% 2020	815	808
ACE INA Holdings Inc. 2.875% 2022	2,910	2,910

Capital Income Builder — Page 8 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 3.35% 2026	$2,905	$2,905
ACE INA Holdings Inc. 4.35% 2045	3,230	3,432
American Express Co. 2.20% 2020	16,500	16,311
American International Group, Inc. 4.20% 2028	16,765	16,813
American International Group, Inc. 4.75% 2048	21,950	21,458
Australia & New Zealand Banking Group Ltd. 2.625% 2022	29,000	28,470
AXA SA 5.00% 2048	3,500	3,271
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)8	3,025	2,980
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)8	35,527	35,744
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)8	7,145	6,998
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)8	7,500	7,551
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)8	23,670	24,439
Barclays Bank PLC 5.14% 2020	15,525	15,903
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)8	7,500	7,546
Barclays Bank PLC 4.95% 2047	10,750	10,390
BB&T Corp. 2.45% 2020	7,800	7,773
Berkshire Hathaway Finance Corp. 4.20% 2048	20,800	21,422
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,481
BNP Paribas 3.50% 20234	25,000	24,845
BNP Paribas 3.375% 20254	8,250	7,958
Capital One Financial Corp. 3.90% 2024	6,275	6,336
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 20191,4,5,9,10	1,591	1,592
CIT Group Inc. 5.25% 2025	1,700	1,760
CIT Group Inc. 6.125% 2028	2,000	2,125
Citigroup Inc. 8.50% 2019	12,656	12,874
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)8	8,500	8,688
Citigroup Inc. 3.20% 2026	5,330	5,108
Citigroup Inc. 3.52% 2028 (3-month USD-LIBOR + 1.151% on 10/27/2027)8	1,900	1,841
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)8	9,140	9,235
Credit Suisse Group AG 3.80% 2022	7,888	7,907
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)4,8	9,275	8,936
Credit Suisse Group AG 3.80% 2023	12,050	12,006
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)4,8	19,250	19,336
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)4,8	5,000	4,783
Danske Bank AS 3.875% 20234	9,250	8,865
Discover Financial Services 10.25% 2019	4,334	4,461
Ford Motor Credit Co. 3.81% 2024	10,000	9,152
FS Energy and Power Fund 7.50% 20234	2,980	2,987
General Motors Financial Co. 4.375% 2021	1,000	1,010
General Motors Financial Co. 4.30% 2025	10,000	9,595
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,050
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)8	20,480	20,060
Goldman Sachs Group, Inc. 4.306% 202310	1,465	1,491
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)8	20,575	20,054
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)8	38,500	38,748
Groupe BPCE SA 2.75% 20234	22,675	22,046
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)8	33,750	34,543
Intesa Sanpaolo SpA 3.375% 20234	4,100	3,826
Intesa Sanpaolo SpA 5.017% 20244	9,100	8,361
Intesa Sanpaolo SpA 3.875% 20274	7,500	6,512
Intesa Sanpaolo SpA 3.875% 20284	10,000	8,621
Jefferies Financial Group Inc. 5.50% 2023	1,630	1,705
JPMorgan Chase & Co. 6.30% 2019	5,000	5,040
JPMorgan Chase & Co. 4.625% 2021	5,000	5,170

Capital Income Builder — Page 9 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)8	$25,275	$25,445
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)8	12,500	12,704
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)8	17,650	17,215
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)8	14,246	14,619
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)8	10,750	11,256
JPMorgan Chase & Co., Series I, junior subordinated 6.221% (undated) (3-month USD-LIBOR + 3.47% on 4/30/2019)8	35,506	35,720
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)8	10,100	9,699
Lloyds Banking Group PLC 4.45% 2025	13,075	13,280
Lloyds Banking Group PLC 4.375% 2028	5,375	5,363
Marsh & McLennan Companies, Inc. 4.375% 2029	3,025	3,136
Metlife, Inc. 3.60% 2025	2,870	2,907
Metropolitan Life Global Funding I 2.30% 20194	2,700	2,698
Metropolitan Life Global Funding I 2.00% 20204	2,155	2,133
Metropolitan Life Global Funding I 2.50% 20204	4,000	3,965
Metropolitan Life Global Funding I 3.375% 20224	4,950	4,979
Metropolitan Life Global Funding I 3.45% 20264	1,210	1,201
Morgan Stanley 2.50% 2021	15,000	14,812
Morgan Stanley 3.125% 2023	25,000	24,890
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)8	22,150	22,430
Morgan Stanley 3.125% 2026	8,099	7,777
Morgan Stanley 3.875% 2026	7,525	7,573
Morgan Stanley 3.625% 2027	10,740	10,578
Morgan Stanley 3.772% 2029 (3-month USD-LIBOR + 1.14% on 1/24/2028)8	5,000	4,958
Morgan Stanley 4.431% 2030 (3-month USD + 1.628% on 1/23/2029)8	12,596	13,105
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	5,170	5,237
National Rural Utilities Cooperative Finance Corp. 4.30% 2049	1,265	1,297
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)4,8	10,875	10,921
Navient Corp. 6.75% 2026	10,210	9,648
New York Life Global Funding 1.50% 20194	1,835	1,818
New York Life Global Funding 1.95% 20204	2,190	2,172
New York Life Global Funding 1.95% 20204	2,000	1,972
New York Life Global Funding 2.00% 20204	500	496
New York Life Global Funding 1.70% 20214	14,000	13,542
New York Life Global Funding 2.30% 20224	3,250	3,151
Nuveen, LLC 4.00% 20284	5,900	6,165
PNC Financial Services Group, Inc. 3.50% 2024	6,400	6,469
PRICOA Global Funding I 2.45% 20224	855	833
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)8	7,500	7,220
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)8	10,000	10,042
Santander Holdings USA, Inc. 3.70% 2022	7,425	7,421
Santander Holdings USA, Inc. 3.40% 2023	6,000	5,914
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)4,8	5,000	4,925
Travelers Companies, Inc. 4.00% 2047	1,315	1,294
UniCredit SpA 3.75% 20224	21,970	21,381
UniCredit SpA 5.861% 20324,8	1,900	1,703
US Bancorp 2.85% 2023	25,000	24,816
US Bancorp 3.15% 2027	4,000	3,945
Wells Fargo & Co. 2.10% 2021	15,000	14,672
Wells Fargo & Co. 2.625% 2022	14,025	13,795
Wells Fargo & Co. 3.75% 2024	5,040	5,130
Wells Fargo & Co. 3.00% 2026	16,720	16,002

Capital Income Builder — Page 10 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 4.15% 2029	$2,430	$2,498
Wells Fargo & Co., Series K, junior subordinated, 6.558% (undated) (3-month USD-LIBOR + 3.77% on 3/15/2019)8	71,606	72,161
		1,154,056
Energy 1.01%
Anadarko Petroleum Corp. 4.85% 2021	829	850
Anadarko Petroleum Corp. 5.55% 2026	18,885	20,230
Anadarko Petroleum Corp. 6.20% 2040	790	879
Anadarko Petroleum Corp. 6.60% 2046	2,215	2,666
Andeavor Logistics LP 3.50% 2022	10,345	10,250
APT Pipelines Ltd. 4.20% 20254	2,220	2,230
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 9.016% 20231,9,10,11	250	250
Baker Hughes, a GE Co. 3.337% 2027	2,500	2,360
Baker Hughes, a GE Co. 4.08% 2047	5,835	5,170
BP Capital Markets PLC 3.79% 2024	15,250	15,709
BP Capital Markets PLC 4.234% 2028	4,600	4,880
Canadian Natural Resources Ltd. 2.95% 2023	11,490	11,239
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,987
Canadian Natural Resources Ltd. 3.85% 2027	14,500	14,222
Canadian Natural Resources Ltd. 4.95% 2047	3,580	3,733
Cenovus Energy Inc. 3.00% 2022	16,340	15,737
Cenovus Energy Inc. 3.80% 2023	6,120	6,014
Cenovus Energy Inc. 4.25% 2027	11,720	11,243
Cenovus Energy Inc. 5.25% 2037	2,646	2,499
Cenovus Energy Inc. 5.40% 2047	28,473	27,232
Chevron Corp. 1.561% 2019	3,700	3,689
Chevron Corp. 2.10% 2021	7,325	7,232
Chevron Corp. 2.498% 2022	10,540	10,486
Concho Resources Inc. 4.30% 2028	6,295	6,398
Concho Resources Inc. 4.85% 2048	10,491	10,664
Diamond Offshore Drilling, Inc. 4.875% 2043	12,185	7,616
Ecopetrol SA 5.875% 2023	1,790	1,906
Ecopetrol SA 5.875% 2045	715	708
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,025
Enbridge Energy Partners, LP 5.20% 2020	650	665
Enbridge Energy Partners, LP 5.875% 2025	30,860	34,179
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,781
Enbridge Energy Partners, LP 7.375% 2045	44,155	60,090
Enbridge Inc. 2.90% 2022	1,083	1,061
Enbridge Inc. 4.00% 2023	14,895	15,120
Enbridge Inc. 3.50% 2024	2,400	2,378
Enbridge Inc. 3.70% 2027	3,835	3,778
Energy Transfer Partners, LP 4.00% 2027	1,325	1,259
Energy Transfer Partners, LP 4.20% 2027	9,400	9,058
Energy Transfer Partners, LP 6.125% 2045	2,295	2,376
Energy Transfer Partners, LP 5.30% 2047	14,328	13,371
Energy Transfer Partners, LP 5.40% 2047	10,286	9,760
Energy Transfer Partners, LP 6.00% 2048	11,146	11,480
Energy Transfer Partners, LP 6.25% 2049	2,400	2,566
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)8	10,220	9,124
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)8	7,500	6,761
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,920
EnLink Midstream Partners, LP 5.45% 2047	3,890	3,365

Capital Income Builder — Page 11 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ensco PLC, 5.20% 2025	$4,265	$3,199
Ensco PLC, 5.75% 2044	1,750	1,151
EQT Corp. 3.90% 2027	3,020	2,740
Equinor ASA 3.625% 2028	17,905	18,364
Exxon Mobil Corp. 2.222% 2021	7,750	7,690
Husky Energy Inc. 7.25% 2019	4,500	4,651
Jonah Energy LLC 7.25% 20254	2,500	1,856
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	7,832
Kinder Morgan Energy Partners, LP 5.40% 2044	6,230	6,410
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,666
Kinder Morgan, Inc. 3.15% 2023	1,190	1,173
Kinder Morgan, Inc. 4.30% 2025	75,495	77,420
Kinder Morgan, Inc. 4.30% 2028	43,830	44,303
Kinder Morgan, Inc. 5.55% 2045	41,290	43,401
Kinder Morgan, Inc. 5.05% 2046	2,500	2,467
Kinder Morgan, Inc. 5.20% 2048	2,000	2,026
Marathon Oil Corp. 4.40% 2027	18,885	18,967
MPLX LP 4.125% 2027	2,445	2,395
MPLX LP 4.00% 2028	6,080	5,875
MPLX LP 5.20% 2047	505	497
Murphy Oil Corp. 5.75% 2025	6,700	6,742
Neptune Energy Group Holdings Ltd. 6.625% 20254	2,455	2,384
NGL Energy Partners LP 5.125% 2019	9,100	9,123
NGPL PipeCo LLC 7.768% 20374	2,000	2,394
Noble Corp. PLC 7.95% 20258	1,785	1,455
Noble Corp. PLC 8.95% 20458	3,010	2,393
Noble Energy, Inc. 3.85% 2028	3,465	3,290
Noble Energy, Inc. 4.95% 2047	9,430	8,800
NuStar Logistics, LP 5.625% 2027	555	540
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,087
Petrobras Global Finance Co. 5.999% 2028	2,535	2,529
Petrobras Global Finance Co. 5.75% 2029	1,620	1,589
Petrobras Global Finance Co. 7.25% 2044	300	317
Petrobras Global Finance Co. 6.85% 2115	1,035	1,006
Petróleos Mexicanos 4.50% 2026	1,882	1,659
Petróleos Mexicanos 6.875% 2026	34,020	33,680
Petróleos Mexicanos 6.50% 2027	2,470	2,375
Petróleos Mexicanos 5.35% 2028	1,530	1,343
Petróleos Mexicanos 6.50% 2029	4,810	4,536
Petróleos Mexicanos 6.75% 2047	1,190	1,040
Petróleos Mexicanos 6.35% 2048	9,242	7,763
Phillips 66 4.30% 2022	11,525	11,953
Phillips 66 Partners LP 3.605% 2025	540	528
Phillips 66 Partners LP 3.55% 2026	2,600	2,476
Phillips 66 Partners LP 3.75% 2028	670	639
Phillips 66 Partners LP 4.68% 2045	160	149
Phillips 66 Partners LP 4.90% 2046	735	718
Pioneer Natural Resources Co. 3.45% 2021	685	685
QEP Resources, Inc. 5.25% 2023	5,130	4,963
QEP Resources, Inc. 5.625% 2026	350	338
QGOG Constellation SA 9.50% 2024 (5.26% PIK)4,9,12,13	503	174
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	6,971
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	4,733
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,254

Capital Income Builder — Page 12 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Schlumberger BV 3.75% 20244	$5,145	$5,187
Schlumberger BV 4.00% 20254	18,684	18,992
Schlumberger BV 4.30% 20294	7,280	7,423
Shell International Finance BV 1.75% 2021	10,865	10,598
Shell International Finance BV 3.50% 2023	8,250	8,476
Shell International Finance BV 3.875% 2028	11,755	12,311
Targa Resources Partners LP 4.125% 2019	4,000	4,000
Targa Resources Partners LP 6.50% 20274	7,430	7,676
Targa Resources Partners LP 6.875% 20294	8,540	8,908
TC PipeLines, LP 4.375% 2025	1,984	2,010
Tesoro Logistics LP 6.25% 2022	520	534
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)8	61,650	60,274
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 4.826% 206710	8,000	6,860
TransCanada PipeLines Ltd. 4.25% 2028	22,005	22,593
TransCanada PipeLines Ltd. 4.875% 2048	7,500	7,640
TransCanada PipeLines Ltd. 5.10% 2049	5,000	5,294
Transportadora de Gas Peru SA 4.25% 20284,9	1,090	1,089
Valero Energy Partners LP 4.375% 2026	1,735	1,754
Western Gas Partners LP 3.95% 2025	1,520	1,461
Western Gas Partners LP 4.65% 2026	3,105	3,070
Williams Partners LP 4.125% 2020	5,000	5,065
Williams Partners LP 4.30% 2024	8,564	8,764
		1,012,884
Health care 1.01%
Abbott Laboratories 2.80% 2020	1,325	1,327
Abbott Laboratories 2.90% 2021	15,030	15,028
Abbott Laboratories 3.40% 2023	3,702	3,753
Abbott Laboratories 3.75% 2026	8,756	8,931
Abbott Laboratories 4.90% 2046	3,830	4,279
AbbVie Inc. 2.50% 2020	19,135	19,027
AbbVie Inc. 2.30% 2021	1,995	1,960
AbbVie Inc. 3.20% 2022	10,015	9,990
AbbVie Inc. 2.85% 2023	1,530	1,496
AbbVie Inc. 3.75% 2023	9,611	9,765
AbbVie Inc. 4.45% 2046	16,202	14,590
AbbVie Inc. 4.875% 2048	4,000	3,852
Aetna Inc. 2.80% 2023	1,095	1,066
Allergan PLC 3.00% 2020	6,830	6,826
Allergan PLC 3.45% 2022	8,840	8,827
Allergan PLC 3.80% 2025	5,573	5,560
Allergan PLC 4.75% 2045	1,000	969
Anthem, Inc. 2.95% 2022	12,000	11,886
AstraZeneca PLC 3.375% 2025	5,000	4,915
AstraZeneca PLC 4.00% 2029	11,841	11,994
Bayer US Finance II LLC 3.875% 20234	11,408	11,405
Bayer US Finance II LLC 4.375% 20284	54,171	53,208
Becton, Dickinson and Co. 2.675% 2019	2,962	2,950
Becton, Dickinson and Co. 2.894% 2022	2,595	2,550
Becton, Dickinson and Co. 3.363% 2024	10,000	9,809
Becton, Dickinson and Co. 3.734% 2024	1,504	1,501
Becton, Dickinson and Co. 3.70% 2027	10,325	10,099
Boston Scientific Corp. 2.85% 2020	6,735	6,719
Boston Scientific Corp. 6.00% 2020	8,075	8,297

Capital Income Builder — Page 13 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 3.375% 2022	$3,150	$3,141
Celgene Corp. 3.25% 2023	5,737	5,722
Cigna Corp. 4.375% 20284	30,790	31,676
Cigna Corp. 4.80% 20384	1,450	1,483
Cigna Corp. 4.90% 20484	14,780	15,170
CVS Health Corp. 4.30% 2028	29,305	29,709
CVS Health Corp. 5.05% 2048	14,157	14,578
EMD Finance LLC 2.40% 20204	1,600	1,585
EMD Finance LLC 2.95% 20224	9,800	9,695
EMD Finance LLC 3.25% 20254	26,450	25,641
Endo International PLC 5.875% 20244	225	222
GlaxoSmithKline PLC 3.375% 2023	35,000	35,506
HCA Inc. 5.875% 2026	5,000	5,288
HCA Inc. 5.625% 2028	2,455	2,543
HCA Inc. 5.875% 2029	2,810	2,947
Johnson & Johnson 2.625% 2025	10,000	9,914
Johnson & Johnson 2.45% 2026	8,510	8,161
Johnson & Johnson 2.90% 2028	16,019	15,638
Laboratory Corp. of America Holdings 3.60% 2027	4,600	4,373
Laboratory Corp. of America Holdings 4.70% 2045	6,900	6,475
Mallinckrodt PLC 5.625% 20234	3,000	2,546
McKesson Corp. 2.284% 2019	4,815	4,813
MEDNAX, Inc. 6.25% 20274	6,500	6,541
Molina Healthcare, Inc. 4.875% 20254	5,600	5,495
Novartis AG 5.125% 2019	15,000	15,005
Pfizer Inc. 3.20% 2023	15,500	15,724
Pfizer Inc. 7.20% 2039	196	280
Shire PLC 2.40% 2021	4,625	4,504
Shire PLC 2.875% 2023	24,539	23,675
Shire PLC 3.20% 2026	48,548	45,289
Takeda Pharmaceutical Co. Ltd. 3.80% 20204	12,910	13,048
Takeda Pharmaceutical Co., Ltd. 4.40% 20234	4,365	4,502
Takeda Pharmaceutical Co., Ltd. 5.00% 20284	48,770	51,350
Teva Pharmaceutical Finance Co. BV 2.20% 2021	36,510	34,531
Teva Pharmaceutical Finance Co. BV 2.80% 2023	21,017	19,014
Teva Pharmaceutical Finance Co. BV 6.00% 2024	50,687	51,592
Teva Pharmaceutical Finance Co. BV 3.15% 2026	164,050	136,459
Teva Pharmaceutical Finance Co. BV 6.75% 2028	7,325	7,627
Teva Pharmaceutical Finance Co. BV 4.10% 2046	26,177	19,301
UnitedHealth Group Inc. 2.70% 2020	3,230	3,231
UnitedHealth Group Inc. 2.125% 2021	2,000	1,975
UnitedHealth Group Inc. 3.50% 2024	3,485	3,547
UnitedHealth Group Inc. 3.75% 2025	4,090	4,240
Valeant Pharmaceuticals International, Inc. 6.50% 20224	4,713	4,884
Valeant Pharmaceuticals International, Inc. 5.50% 20234	38,085	37,228
Valeant Pharmaceuticals International, Inc. 5.875% 20234	1,615	1,588
Valeant Pharmaceuticals International, Inc. 6.125% 20254	1,110	1,052
WellPoint, Inc. 2.25% 2019	2,000	1,995
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,744
		1,007,826

Capital Income Builder — Page 14 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities 0.69%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20254	$7,750	$7,895
Ameren Corp. 4.50% 2049	4,625	4,907
American Electric Power Co., Inc. 4.30% 2028	8,250	8,553
Atlantic City Electric Co. 4.00% 2028	1,970	2,032
Calpine Corp. 5.25% 20264	4,125	3,934
CenterPoint Energy Houston Electric, LLC 4.25% 2049	1,375	1,418
Centerpoint Energy, Inc. 2.50% 2022	6,000	5,772
CenterPoint Energy, Inc. 3.85% 2024	19,500	19,654
CMS Energy Corp. 5.05% 2022	5,460	5,724
CMS Energy Corp. 3.00% 2026	11,064	10,454
CMS Energy Corp. 3.45% 2027	3,485	3,359
CMS Energy Corp. 4.875% 2044	1,275	1,338
Commonwealth Edison Co. 2.95% 2027	7,450	7,179
Consumers Energy Co. 4.05% 2048	11,425	11,586
Dominion Resources, Inc. 2.579% 20208	1,165	1,158
Dominion Resources, Inc. 2.00% 2021	6,570	6,351
DTE Energy Co. 3.70% 2023	48,125	48,304
Duke Energy Corp. 3.95% 2023	985	1,007
Duke Energy Corp. 3.75% 2024	2,490	2,534
Duke Energy Corp. 2.65% 2026	4,660	4,346
Duke Energy Progress, LLC 3.70% 2028	5,900	5,992
Edison International 2.40% 2022	1,800	1,646
EDP Finance BV 3.625% 20244	15,450	14,824
Electricité de France SA 5.00% 20484	10,000	9,458
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)8	20,554	20,995
Emera US Finance LP 2.70% 2021	2,885	2,828
Emera US Finance LP 4.75% 2046	1,375	1,340
Enel Finance International SA 3.625% 20274	15,300	13,772
Enel Finance International SA 3.50% 20284	13,787	12,169
Enel Finance International SA 4.875% 20294	22,269	21,875
Entergy Corp. 4.00% 2022	4,435	4,471
Entergy Corp. 2.95% 2026	7,750	7,231
Entergy Louisiana, LLC 3.30% 2022	4,060	4,043
Entergy Louisiana, LLC 4.20% 2048	7,950	8,021
Eversource Energy 2.375% 2022	1,410	1,372
Eversource Energy 2.75% 2022	528	521
Eversource Energy 2.80% 2023	1,870	1,832
Eversource Energy 3.80% 2023	15,000	15,318
Eversource Energy 4.25% 2029	10,980	11,467
Exelon Corp. 3.497% 20228	21,750	21,635
Exelon Corp. 3.95% 2025	635	638
Exelon Corp. 3.40% 2026	1,570	1,519
Exelon Corp. 4.45% 2046	10,115	9,836
FirstEnergy Corp. 3.90% 2027	65,635	64,297
FirstEnergy Corp. 3.50% 20284	8,725	8,255
FirstEnergy Corp., Series B, 4.25% 2023	17,000	17,436
IPALCO Enterprises, Inc. 3.70% 2024	2,000	1,966
Mississippi Power Co. 4.25% 2042	26,132	23,993
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	742
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	713
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,416
NV Energy, Inc. 6.25% 2020	14,370	15,164
Pacific Gas and Electric Co. 3.25% 2023	26,804	22,247
Pacific Gas and Electric Co. 3.85% 2023	3,437	2,870

Capital Income Builder — Page 15 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.25% 20234	$2,757	$2,337
Pacific Gas and Electric Co. 3.40% 2024	3,665	3,051
Pacific Gas and Electric Co. 3.75% 2024	1,457	1,224
Pacific Gas and Electric Co. 3.50% 2025	1,285	1,054
Pacific Gas and Electric Co. 2.95% 2026	10,066	8,078
Pacific Gas and Electric Co. 3.30% 2027	1,749	1,408
Pacific Gas and Electric Co. 3.30% 2027	738	594
Pacific Gas and Electric Co. 4.65% 20284	2,500	2,087
Pacific Gas and Electric Co. 3.75% 2042	430	322
Pacific Gas and Electric Co. 4.00% 2046	3,500	2,647
PacifiCorp., First Mortgage Bonds, 4.125% 2049	4,075	4,044
Pennsylvania Electric Co. 3.25% 20284	6,000	5,625
Progress Energy, Inc. 7.05% 2019	9,650	9,698
Progress Energy, Inc. 7.00% 2031	4,000	5,122
Progress Energy, Inc. 7.75% 2031	2,500	3,335
Public Service Co. of Colorado 5.125% 2019	900	907
Public Service Co. of Colorado 3.80% 2047	685	656
Public Service Enterprise Group Inc. 2.00% 2021	13,500	13,005
Public Service Enterprise Group Inc. 2.65% 2022	590	577
Puget Energy, Inc. 6.50% 2020	5,438	5,736
Puget Energy, Inc. 5.625% 2022	6,525	6,882
Puget Energy, Inc. 3.65% 2025	8,500	8,340
SCANA Corp. 4.75% 2021	12,239	12,427
SCANA Corp. 4.125% 2022	19,928	19,996
South Carolina Electric & Gas Co. 4.25% 2028	4,400	4,624
South Carolina Electric & Gas Co. 5.45% 2041	3,704	4,259
South Carolina Electric & Gas Co. 4.35% 2042	491	497
South Carolina Electric & Gas Co. 4.10% 2046	3,879	3,786
Southern California Edison Co. 1.845% 20229	7,713	7,553
Southern California Edison Co., 4.05% 2042	4,801	4,232
Southern California Edison Co. 4.65% 2043	3,333	3,193
Southern California Edison Co. 4.00% 2047	6,667	5,831
Southern California Edison Co. 4.125% 2048	7,742	6,993
Southwestern Public Service Co. 3.70% 2047	2,730	2,511
Tampa Electric Co. 2.60% 2022	1,200	1,171
Teco Finance, Inc. 5.15% 2020	5,775	5,897
Virginia Electric and Power Co. 3.45% 2024	1,860	1,886
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,342
Virginia Electric and Power Co., Series B, 3.80% 2047	925	870
Xcel Energy Inc. 4.70% 2020	18	18
Xcel Energy Inc. 3.30% 2025	5,850	5,799
Xcel Energy Inc. 6.50% 2036	3,000	3,719
		693,740
Communication services 0.64%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,133
América Móvil, SAB de CV 8.46% 2036	147,200	6,412
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.956% 202410	$7,655	7,584
AT&T Inc. 4.25% 2027	15,000	15,199
AT&T Inc. 4.35% 2045	11,280	9,974
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,159
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,549
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20264	3,275	3,275
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20274	7,485	7,260

Capital Income Builder — Page 16 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	$2,800	$2,625
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	3,817
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20284	6,075	5,786
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	5,085	4,843
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	31,280	31,230
CenturyLink, Inc. 7.50% 2024	20,283	20,613
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,766
Comcast Corp. 3.70% 2024	34,345	35,134
Comcast Corp. 3.95% 2025	8,130	8,423
Comcast Corp. 2.35% 2027	3,220	2,954
Comcast Corp. 3.15% 2028	10,015	9,611
Comcast Corp. 4.15% 2028	13,630	14,130
Comcast Corp. 4.75% 2044	3,500	3,643
Comcast Corp. 4.00% 2047	2,600	2,439
Comcast Corp. 4.00% 2048	10,000	9,429
Comcast Corp. 4.70% 2048	1,950	2,041
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.00% 20229,10,11	1,461	1,415
Deutsche Telekom International Finance BV 2.485% 20234	8,175	7,785
Deutsche Telekom International Finance BV 4.375% 20284	7,500	7,587
Fox Corporation 4.03% 20244	6,720	6,844
Fox Corporation 4.709% 20294	13,340	13,950
Fox Corporation 5.576% 20494	10,280	10,951
Frontier Communications Corp. 6.25% 2021	600	417
Frontier Communications Corp. 10.50% 2022	5,250	3,764
Frontier Communications Corp. 11.00% 2025	4,800	3,120
Inmarsat PLC 6.50% 20244	3,619	3,519
NBCUniversal Enterprise, Inc. 5.25% 20494	21,995	22,365
Sirius XM Radio Inc. 5.00% 20274	4,775	4,632
SoftBank Group Corp. 3.36% 20234,9	6,875	6,854
Sprint Corp. 6.90% 2019	17,200	17,376
Sprint Corp. 11.50% 2021	124,685	145,102
Sprint Corp. 7.875% 2023	42,000	44,730
Time Warner Cable Inc. 5.00% 2020	10,000	10,150
Time Warner Inc. 3.80% 2027	4,535	4,440
T-Mobile US, Inc. 6.375% 2025	3,600	3,744
T-Mobile US, Inc. 6.50% 2026	10,650	11,289
Univision Communications Inc. 6.75% 20224	1,039	1,048
Univision Communications Inc. 5.125% 20234	10,805	10,130
Verizon Communications Inc. 4.125% 2027	4,676	4,802
Verizon Communications Inc. 4.50% 2033	27,265	27,819
Verizon Communications Inc. 4.862% 2046	2,275	2,336
Vodafone Group PLC 4.375% 2028	32,284	32,171
Vodafone Group PLC 5.25% 2048	11,852	11,561
		639,930
Consumer discretionary 0.59%
Amazon.com, Inc. 2.80% 2024	91,000	90,468
Amazon.com, Inc. 3.875% 2037	8,750	8,783
Amazon.com, Inc. 4.05% 2047	6,900	7,018
Bayerische Motoren Werke AG 1.45% 20194	10,210	10,114
Bayerische Motoren Werke AG 3.45% 20234	5,650	5,699
Cedar Fair, LP 5.375% 2027	2,500	2,509
DaimlerChrysler North America Holding Corp. 2.70% 20204	1,500	1,491
DaimlerChrysler North America Holding Corp. 3.00% 20214	2,500	2,488

Capital Income Builder — Page 17 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 3.30% 20254	$6,750	$6,511
Ford Motor Co. 5.291% 2046	5,310	4,280
Ford Motor Credit Co. 2.597% 2019	810	806
Ford Motor Credit Co. 3.219% 2022	4,390	4,171
Ford Motor Credit Co. 3.664% 2024	7,924	7,103
Ford Motor Credit Co. 4.687% 2025	7,472	6,945
General Motors Co. 4.35% 2025	11,555	11,222
General Motors Co. 5.20% 2045	3,920	3,435
General Motors Co. 5.40% 2048	18,500	16,445
General Motors Co. 5.95% 2049	5,000	4,681
General Motors Financial Co. 3.70% 2020	15,890	15,922
General Motors Financial Co. 3.45% 2022	20,390	20,040
Hanesbrands Inc. 4.875% 20264	4,800	4,620
Home Depot, Inc. 4.40% 2021	10,000	10,355
Home Depot, Inc. 3.90% 2028	3,250	3,416
Home Depot, Inc. 4.50% 2048	14,349	15,461
Hyundai Capital America 2.55% 20204	3,000	2,965
Hyundai Capital America 2.75% 20204	5,000	4,937
Hyundai Capital America 3.10% 20224	26,390	25,820
International Game Technology 6.25% 20274	5,000	5,078
Lennar Corp. 8.375% 2021	5,000	5,412
Limited Brands, Inc. 5.25% 2028	2,500	2,200
Lowe’s Companies, Inc. 4.05% 2047	4	4
McDonald’s Corp. 2.625% 2022	1,035	1,029
McDonald’s Corp. 3.70% 2026	7,015	7,070
McDonald’s Corp. 3.50% 2027	9,985	9,902
McDonald’s Corp. 4.875% 2045	2,100	2,190
McDonald’s Corp. 4.45% 2047	7,500	7,434
McDonald’s Corp. 4.45% 2048	5,000	4,962
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.499% 20229,10,11	3,519	3,219
MGM Resorts International 5.75% 2025	7,500	7,575
MGM Resorts International 4.625% 2026	4,925	4,654
Morongo Band of Mission Indians, 7.00% 20394,9	5,000	5,163
Netflix, Inc. 5.875% 20284	31,750	32,266
Newell Rubbermaid Inc. 2.60% 2019	1,210	1,209
NIKE, Inc. 3.875% 2045	7,145	7,180
Nissan Motor Co., Ltd. 2.60% 20224	29,255	27,947
Petsmart, Inc. 7.125% 20234	7,100	4,491
Petsmart, Inc. 5.875% 20254	5,645	4,461
S.A.C.I. Falabella 3.75% 20274	4,560	4,314
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,700	5,572
Sands China Ltd. 4.60% 2023	13,500	13,588
Sands China Ltd. 5.40% 2028	30,000	29,709
Starbucks Corp. 3.10% 2023	28,233	28,121
Starbucks Corp. 3.80% 2025	4,850	4,894
Starbucks Corp. 4.30% 2045	875	825
Starbucks Corp. 3.75% 2047	3,885	3,354
Starbucks Corp. 4.50% 2048	17,740	17,188
Volkswagen Group of America Finance, LLC 2.40% 20204	4,070	4,026
Volkswagen Group of America Finance, LLC 4.00% 20214	6,765	6,851
Volkswagen Group of America Finance, LLC 4.25% 20234	11,930	12,081

Capital Income Builder — Page 18 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.75% 20284	$13,825	$13,675
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20274	7,820	7,321
		592,670
Consumer staples 0.53%
Altria Group, Inc. 9.25% 2019	3,834	3,955
Altria Group, Inc. 2.625% 2020	4,340	4,323
Altria Group, Inc. 4.75% 2021	1,500	1,550
Altria Group, Inc. 2.95% 2023	3,800	3,670
Altria Group, Inc. 4.00% 2024	3,000	3,013
Altria Group, Inc. 2.625% 2026	1,375	1,218
Altria Group, Inc. 5.375% 2044	3,500	3,337
Anheuser-Busch Co./InBev Worldwide 4.70% 20364	4,480	4,307
Anheuser-Busch Co./InBev Worldwide 4.90% 20464	15,010	14,274
Anheuser-Busch InBev NV 6.875% 2019	16,000	16,481
Anheuser-Busch InBev NV 4.75% 2029	15,232	15,853
Anheuser-Busch InBev NV 4.60% 2048	2,958	2,700
Anheuser-Busch InBev NV 5.55% 2049	14,500	15,186
British American Tobacco PLC 3.222% 2024	2,500	2,402
British American Tobacco PLC 3.557% 2027	49,225	45,035
British American Tobacco PLC 4.39% 2037	1,300	1,107
British American Tobacco PLC 4.54% 2047	10,965	9,033
Conagra Brands, Inc. 4.60% 2025	7,685	7,794
Conagra Brands, Inc. 4.85% 2028	2,500	2,534
Conagra Brands, Inc. 5.40% 2048	5,200	4,934
Constellation Brands, Inc. 2.25% 2020	10,000	9,840
Constellation Brands, Inc. 2.65% 2022	4,445	4,303
Constellation Brands, Inc. 2.70% 2022	415	405
Constellation Brands, Inc. 3.50% 2027	10,775	10,290
Constellation Brands, Inc. 4.50% 2047	445	414
Costco Wholesale Corp. 2.15% 2021	2,500	2,470
Costco Wholesale Corp. 2.75% 2024	1,500	1,477
General Mills, Inc. 3.20% 2021	2,840	2,859
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 3.319% 202110	11,975	11,887
Keurig Dr Pepper Inc. 3.551% 20214	4,675	4,698
Keurig Dr Pepper Inc. 4.057% 20234	22,400	22,651
Keurig Dr Pepper Inc. 4.597% 20284	18,037	18,500
Keurig Dr Pepper Inc. 4.985% 20384	5,351	5,301
Keurig Dr Pepper Inc. 5.085% 20484	18,667	18,624
Molson Coors Brewing Co. 1.45% 2019	625	621
Molson Coors Brewing Co. 1.90% 2019	430	429
Molson Coors Brewing Co. 2.25% 2020	735	727
Molson Coors Brewing Co. 2.10% 2021	2,920	2,847
Molson Coors Brewing Co. 3.00% 2026	7,640	7,100
Molson Coors Brewing Co. 4.20% 2046	3,230	2,862
Nestle Holdings, Inc. 3.35% 20234	14,000	14,298
PepsiCo, Inc. 2.25% 2022	1,500	1,479
Philip Morris International Inc. 2.00% 2020	4,175	4,140
Philip Morris International Inc. 2.375% 2022	5,595	5,467
Philip Morris International Inc. 2.50% 2022	12,225	11,849
Philip Morris International Inc. 2.625% 2022	11,275	11,088
Philip Morris International Inc. 2.125% 2023	3,237	3,084
Philip Morris International Inc. 4.25% 2044	9,500	8,899
Reckitt Benckiser Group PLC 2.375% 20224	10,370	10,073

Capital Income Builder — Page 19 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reckitt Benckiser Treasury Services PLC 2.75% 20244	$2,215	$2,143
Reynolds American Inc. 3.25% 2020	7,355	7,358
Reynolds American Inc. 4.00% 2022	4,500	4,537
Reynolds American Inc. 4.45% 2025	21,000	21,181
Reynolds American Inc. 5.85% 2045	9,362	9,100
Wal-Mart Stores, Inc. 3.55% 2025	80,000	82,521
WM. Wrigley Jr. Co. 2.90% 20194	2,000	2,001
WM. Wrigley Jr. Co. 3.375% 20204	43,185	43,527
		533,756
Materials 0.25%
Ball Corp. 4.375% 2020	1,225	1,245
CF Industries, Inc. 5.375% 2044	3,500	3,055
Chemours Co. 5.375% 2027	5,700	5,500
Consolidated Energy Finance SA 6.50% 20264	3,060	3,006
Corporacion Nacional del Cobre de Chile 4.375% 20494	4,760	4,579
Dow Chemical Co. 4.125% 2021	2,650	2,716
Dow Chemical Co. 4.625% 2044	1,250	1,184
Dow Chemical Co. 5.55% 20484	2,500	2,643
DowDuPont Inc. 4.725% 2028	29,325	31,119
DowDuPont Inc. 5.419% 2048	4,350	4,737
Ecolab Inc. 4.35% 2021	1,224	1,269
First Quantum Minerals Ltd. 7.00% 20214	15,384	15,374
First Quantum Minerals Ltd. 7.25% 20224	87,125	86,145
Freeport-McMoRan Inc. 5.45% 2043	2,275	1,968
LYB International Finance BV 4.875% 2044	500	482
LyondellBasell Industries NV 6.00% 2021	1,350	1,435
Mosaic Co. 4.25% 2023	1,700	1,752
Nova Chemicals Corp. 5.25% 20274	7,755	7,105
Nutrien Ltd. 5.875% 2036	350	375
Olin Corp. 5.125% 2027	7,145	7,002
Olin Corp. 5.00% 2030	1,850	1,714
Owens-Illinois, Inc. 5.00% 20224	2,400	2,433
Owens-Illinois, Inc. 6.375% 20254	5,000	5,250
Praxair, Inc. 3.00% 2021	2,500	2,503
Praxair, Inc. 2.20% 2022	1,000	974
S.P.C.M SA 4.875% 20254	9,999	9,424
Sealed Air Corp. 5.50% 20254	2,000	2,050
Sherwin-Williams Co. 2.75% 2022	6,415	6,299
Sherwin-Williams Co. 3.45% 2027	23,785	22,742
Sherwin-Williams Co. 4.50% 2047	3,055	2,884
Westlake Chemical Corp. 5.00% 2046	1,985	1,889
Westlake Chemical Corp. 4.375% 2047	1,240	1,043
Yara International ASA 7.875% 20194	2,225	2,260
		244,156
Industrials 0.20%
3M Co. 2.25% 2023	3,500	3,420
3M Co. 3.25% 2024	734	739
3M Co. 2.25% 2026	8,625	8,049
Airbus Group SE 2.70% 20234	4,445	4,382
American Airlines, Inc., 5.50% 20194	2,000	2,023
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20249	255	261
ARAMARK Corp. 5.00% 20284	2,000	1,958

Capital Income Builder — Page 20 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
BNSF Funding Trust I 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)8	$6,700	$7,246
Camelot Finance SA, Term Loan, (3-month USD-LIBOR + 3.25%) 5.749% 20239,10,11	1,915	1,903
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20229	751	799
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20221,9	2,419	2,520
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221,9	3,753	3,868
CSX Corp. 3.80% 2028	1,885	1,892
CSX Corp. 4.25% 2029	2,155	2,243
CSX Corp. 4.75% 2048	335	349
Deck Chassis Acquisition Inc. 10.00% 20234	11,300	10,933
ERAC USA Finance Co. 2.70% 20234	15,250	14,534
General Electric Capital Corp. 2.342% 2020	5,984	5,842
Harris Corp. 2.70% 2020	1,530	1,518
Harris Corp. 3.832% 2025	410	409
Lockheed Martin Corp. 2.50% 2020	5,020	5,008
Lockheed Martin Corp. 3.10% 2023	1,910	1,919
Lockheed Martin Corp. 3.55% 2026	6,000	6,109
Lockheed Martin Corp. 4.50% 2036	1,960	2,061
Lockheed Martin Corp. 4.70% 2046	6,570	7,229
Northrop Grumman Corp. 2.55% 2022	8,210	8,071
Northrop Grumman Corp. 3.25% 2028	14,765	14,317
NXP BV and NXP Funding LLC 4.125% 20204	1,500	1,504
NXP BV and NXP Funding LLC 4.125% 20214	1,250	1,258
Rockwell Collins, Inc. 2.80% 2022	1,215	1,191
Roper Technologies, Inc. 2.80% 2021	690	680
Siemens AG 2.70% 20224	10,750	10,633
Thomson Reuters Corp. 4.30% 2023	1,245	1,264
Thomson Reuters Corp. 5.65% 2043	1,190	1,282
Union Pacific Corp. 3.95% 2028	4,129	4,237
Union Pacific Corp. 4.50% 2048	1,000	1,020
United Rentals, Inc. 5.875% 2026	7,500	7,687
United Rentals, Inc. 6.50% 2026	1,700	1,770
United Technologies Corp. 2.30% 2022	1,185	1,148
United Technologies Corp. 3.125% 2027	12,375	11,862
United Technologies Corp. 4.125% 2028	16,875	17,356
Westinghouse Air Brake Technologies Corp. 4.15% 2024	21,100	20,541
		203,035
Real estate 0.18%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,425
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,411
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,795
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	612
American Campus Communities, Inc. 3.35% 2020	2,200	2,196
American Campus Communities, Inc. 3.75% 2023	10,190	10,170
American Campus Communities, Inc. 4.125% 2024	5,000	5,046
American Campus Communities, Inc. 3.625% 2027	12,410	11,826
Essex Portfolio LP 3.625% 2022	410	412
Essex Portfolio LP 3.25% 2023	7,845	7,735
Essex Portfolio LP 3.875% 2024	2,335	2,349
Gaming and Leisure Properties, Inc. 5.375% 2026	5,000	5,119
Gaming and Leisure Properties, Inc. 5.75% 2028	7,500	7,846
Hospitality Properties Trust 5.00% 2022	1,000	1,021
Hospitality Properties Trust 4.50% 2023	11,490	11,477
Hospitality Properties Trust 4.50% 2025	1,965	1,877

Capital Income Builder — Page 21 of 33

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 3.95% 2028	$4,150	$3,710
Iron Mountain Inc. 4.875% 20274	740	686
Iron Mountain Inc. 5.25% 20284	8,010	7,489
iStar Inc. 4.625% 2020	3,200	3,192
Kimco Realty Corp. 3.40% 2022	2,470	2,443
Kimco Realty Corp. 3.125% 2023	3,175	3,098
Kimco Realty Corp. 3.30% 2025	5,000	4,843
Kimco Realty Corp. 4.45% 2047	3,000	2,815
Scentre Group 2.375% 20194	3,950	3,926
Scentre Group 2.375% 20214	4,220	4,128
Scentre Group 3.25% 20254	4,155	4,007
Scentre Group 3.50% 20254	9,000	8,829
WEA Finance LLC 2.70% 20194	9,415	9,393
WEA Finance LLC 3.25% 20204	24,620	24,602
WEA Finance LLC 3.75% 20244	7,500	7,545
Westfield Corp. Ltd. 3.15% 20224	14,685	14,569
		178,592
Information technology 0.12%
Apple Inc. 1.55% 2021	12,130	11,814
Apple Inc. 2.90% 2027	15,625	15,152
Apple Inc. 3.20% 2027	2,875	2,859
Broadcom Ltd. 3.00% 2022	21,750	21,304
Broadcom Ltd. 3.625% 2024	6,875	6,699
Broadcom Ltd. 3.875% 2027	32,735	30,222
Broadcom Ltd. 3.50% 2028	18,286	16,249
Infor (US), Inc. 5.75% 20204	1,475	1,499
Microsoft Corp. 1.55% 2021	1,625	1,585
Microsoft Corp. 2.875% 2024	5,150	5,180
Microsoft Corp. 3.125% 2025	3,250	3,299
Microsoft Corp. 3.30% 2027	2,460	2,491
Microsoft Corp. 3.70% 2046	900	900
		119,253
Total corporate bonds & notes		6,379,898
Mortgage-backed obligations 3.24%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20484,9,10	21,644	21,683
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 3.996% 20349,10	16	16
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 4.402% 20349,10	505	469
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20329	201	226
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20329	111	123
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20339	163	174
Fannie Mae 4.50% 20209	30	30
Fannie Mae 6.00% 20219	227	233
Fannie Mae 4.50% 20249	3,321	3,417
Fannie Mae 4.50% 20249	809	832
Fannie Mae 6.00% 20249	10	10
Fannie Mae 5.50% 20339	211	228
Fannie Mae 3.50% 20349,14	39,938	40,675
Fannie Mae 6.00% 20369	3,354	3,675
Fannie Mae 6.00% 20369	2,627	2,879
Fannie Mae 6.00% 20369	2,119	2,303
Fannie Mae 6.00% 20369	1,468	1,595

Capital Income Builder — Page 22 of 33

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 20369	$628	$687
Fannie Mae 5.50% 20379	252	273
Fannie Mae 6.50% 20379	884	993
Fannie Mae 6.50% 20379	146	166
Fannie Mae 6.50% 20379	139	144
Fannie Mae 7.00% 20379	211	233
Fannie Mae 7.50% 20379	307	340
Fannie Mae 5.50% 20389	1,948	2,102
Fannie Mae 5.50% 20389	1,803	1,945
Fannie Mae 5.50% 20389	800	866
Fannie Mae 5.50% 20389	454	490
Fannie Mae 5.50% 20389	191	205
Fannie Mae 6.00% 20389	1,184	1,297
Fannie Mae 7.00% 20389	45	51
Fannie Mae 5.50% 20399	162	174
Fannie Mae 4.00% 20409	520	538
Fannie Mae 6.00% 20409	7,944	8,707
Fannie Mae 4.00% 20419	879	910
Fannie Mae 4.00% 20419	534	553
Fannie Mae 4.00% 20419	506	523
Fannie Mae 4.00% 20419	226	234
Fannie Mae 5.00% 20419	8,357	8,910
Fannie Mae 6.00% 20419	5,651	6,238
Fannie Mae 4.00% 20429	20,734	21,465
Fannie Mae 4.00% 20429	12,595	13,039
Fannie Mae 4.00% 20429	4,274	4,425
Fannie Mae 4.00% 20429	3,069	3,177
Fannie Mae 4.00% 20429	1,966	2,035
Fannie Mae 4.00% 20429	1,417	1,467
Fannie Mae 4.50% 20439	3,469	3,614
Fannie Mae 4.00% 20449	10,482	10,828
Fannie Mae 4.00% 20449	6,427	6,639
Fannie Mae 4.00% 20449	6,361	6,571
Fannie Mae 4.00% 20459	13,988	14,449
Fannie Mae 3.00% 20469	34,024	33,450
Fannie Mae 3.50% 20469	2,319	2,346
Fannie Mae 4.00% 20469	41,222	42,474
Fannie Mae 4.00% 20469	26,738	27,549
Fannie Mae 4.00% 20469	20,525	21,186
Fannie Mae 4.00% 20469	18,998	19,560
Fannie Mae 4.00% 20469	17,727	18,265
Fannie Mae 4.00% 20469	14,378	14,778
Fannie Mae 4.00% 20469	10,931	11,235
Fannie Mae 4.00% 20469	6,373	6,569
Fannie Mae 4.00% 20469	6,288	6,463
Fannie Mae 4.00% 20469	4,763	4,907
Fannie Mae 4.00% 20469	4,617	4,746
Fannie Mae 4.00% 20469	171	176
Fannie Mae 4.50% 20469	3,879	4,048
Fannie Mae 4.00% 20479	129,441	132,909
Fannie Mae 4.00% 20479	44,394	45,581
Fannie Mae 4.00% 20479	29,250	30,038
Fannie Mae 4.00% 20479	24,899	25,652
Fannie Mae 4.00% 20479	18,188	18,691
Fannie Mae 4.00% 20479	11,797	12,125

Capital Income Builder — Page 23 of 33

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20479	$8,871	$9,117
Fannie Mae 4.00% 20479	2,873	2,949
Fannie Mae 4.00% 20479	187	192
Fannie Mae 4.00% 20479	146	149
Fannie Mae 4.00% 20479	132	135
Fannie Mae 4.50% 20479	82,324	85,623
Fannie Mae 4.50% 20479	64,268	66,841
Fannie Mae 4.50% 20479	49,137	51,406
Fannie Mae 7.00% 20479	58	64
Fannie Mae 3.50% 20489	84,427	84,886
Fannie Mae 4.00% 20489	87,173	89,299
Fannie Mae 4.00% 20489	22,254	22,802
Fannie Mae 4.00% 20489	16,746	17,167
Fannie Mae 4.00% 20489	475	486
Fannie Mae 4.00% 20489	130	133
Fannie Mae 4.00% 20489	28	29
Fannie Mae 4.50% 20489	75,676	78,686
Fannie Mae 4.50% 20489	72,943	75,825
Fannie Mae 4.50% 20489	63,811	66,353
Fannie Mae 4.50% 20489	18,586	19,326
Fannie Mae 3.50% 20499,14	10,174	10,225
Fannie Mae 3.50% 20499,14	6,060	6,085
Fannie Mae 4.00% 20499,14	100	102
Fannie Mae 4.50% 20499,14	31,000	32,175
Fannie Mae 4.50% 20499,14	28,290	29,398
Fannie Mae, Series 2006-78, Class CG, 4.50% 20219	—15	—15
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20319	453	479
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.79% 20369,10	1,266	1,260
Fannie Mae, Series 2001-50, Class BA, 7.00% 20419	61	68
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20419	68	78
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20279,10	2,890	2,842
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 20369	1,366	1,161
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 20369	881	774
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 20369	297	256
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20369	171	146
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 20484,9,10	27,885	28,092
Freddie Mac 5.50% 20239	505	520
Freddie Mac 3.50% 20339	52,017	52,981
Freddie Mac 3.50% 20339	13,069	13,312
Freddie Mac 5.00% 20389	1,165	1,245
Freddie Mac 5.50% 20389	2,128	2,302
Freddie Mac 5.00% 20399	8,863	9,425
Freddie Mac 4.00% 20409	1,389	1,436
Freddie Mac 6.00% 20409	83	91
Freddie Mac 4.50% 20419	14,533	15,285
Freddie Mac 4.50% 20419	522	549
Freddie Mac 5.00% 20419	314	334
Freddie Mac 5.50% 20419	3,993	4,303
Freddie Mac 4.00% 20429	12,843	13,278
Freddie Mac 4.50% 20439	1,767	1,843
Freddie Mac 3.231% 20459,10	3,835	3,869
Freddie Mac 3.50% 20459	34,604	35,119
Freddie Mac 3.50% 20469	406	405
Freddie Mac 4.00% 20469	28,184	29,003
Freddie Mac 4.00% 20469	15,517	15,957

Capital Income Builder — Page 24 of 33

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 20469	$14,784	$15,214
Freddie Mac 4.00% 20469	4,005	4,121
Freddie Mac 3.50% 20479	98,225	98,834
Freddie Mac 3.50% 20479	23,225	23,369
Freddie Mac 3.50% 20479	10,442	10,509
Freddie Mac 3.50% 20479	7,111	7,155
Freddie Mac 4.00% 20479	90,693	93,149
Freddie Mac 4.50% 20479	1,884	1,964
Freddie Mac 4.50% 20479	1,146	1,193
Freddie Mac 6.50% 20479	331	350
Freddie Mac 4.00% 20489	14,031	14,394
Freddie Mac 4.50% 20489	80,356	83,637
Freddie Mac 4.50% 20489	23,527	24,476
Freddie Mac 4.50% 20489	17,431	18,139
Freddie Mac 4.50% 20489	1,356	1,411
Freddie Mac 4.00% 20499	103,730	106,307
Freddie Mac 4.50% 20499,14	27,797	28,898
Freddie Mac, Series 2890, Class KT, 4.50% 20199	6	6
Freddie Mac, Series 2642, Class BL, 3.50% 20239	86	86
Freddie Mac, Series 2122, Class QM, 6.25% 20299	1,270	1,350
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 20219	8,590	8,638
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 20229	18,009	17,730
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 20229	10,110	9,995
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 20229	41,420	40,956
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 20229	5,965	5,922
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20229	11,565	11,554
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20239	3,717	3,667
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 20239	9,380	9,530
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 20239	10,000	10,283
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 20249	28,910	29,100
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 20259	41,090	40,787
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 20259	15,000	15,290
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 20269	3,500	3,432
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 20279	4,360	4,350
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 20279,10	14,250	14,262
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 20279	4,810	4,818
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 20279,10	4,390	4,424
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 20279	2,350	2,362
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20279,10	6,990	7,061
Freddie Mac, Series 3135, Class OP, principal only, 0% 20269	464	430
Freddie Mac, Series 3136, Class OP, principal only, 0% 20369	1,619	1,420
Freddie Mac, Series 3155, Class FO, principal only, 0% 20369	886	789
Freddie Mac, Series 3147, Class OD, principal only, 0% 20369	601	524
Freddie Mac, Series 3149, Class MO, principal only, 0% 20369	461	420
Freddie Mac, Series 3149, Class AO, principal only, 0% 20369	396	352
Freddie Mac, Series 3117, Class OG, principal only, 0% 20369	247	222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20569	19,400	19,134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20569	18,434	17,936
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20579,10	9,685	9,505
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20579	15,005	14,934
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20579	5,943	5,933
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20571,9	40,056	41,358
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 20289	1,386	1,397
Government National Mortgage Assn. 4.50% 20379	1,472	1,541
Government National Mortgage Assn. 6.00% 20399	2,134	2,314

Capital Income Builder — Page 25 of 33

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 20399	$275	$299
Government National Mortgage Assn. 3.50% 20409	240	244
Government National Mortgage Assn. 5.00% 20409	2,186	2,288
Government National Mortgage Assn. 5.50% 20409	2,818	2,993
Government National Mortgage Assn. 4.50% 20419	2,382	2,481
Government National Mortgage Assn. 5.00% 20419	2,795	2,922
Government National Mortgage Assn. 6.50% 20419	1,477	1,633
Government National Mortgage Assn. 4.50% 20459	37,224	39,164
Government National Mortgage Assn. 4.50% 20459	5,048	5,312
Government National Mortgage Assn. 4.50% 20459	3,505	3,669
Government National Mortgage Assn. 3.50% 20489	37,139	37,640
Government National Mortgage Assn. 3.50% 20489	23,929	24,254
Government National Mortgage Assn. 4.50% 20489	81,651	84,855
Government National Mortgage Assn. 5.00% 20489	131,484	137,512
Government National Mortgage Assn. 5.00% 20489	1,087	1,138
Government National Mortgage Assn. 3.50% 20499,14	4,056	4,108
Government National Mortgage Assn. 5.00% 20499,14	250,951	261,734
Government National Mortgage Assn. 4.377% 20619	332	334
Government National Mortgage Assn. 4.507% 20629	2,432	2,441
Government National Mortgage Assn. 4.596% 20629	1,201	1,208
Government National Mortgage Assn. 4.753% 20629	706	714
Government National Mortgage Assn. 5.043% 20649	111	113
Government National Mortgage Assn. 5.055% 20649	64	65
Government National Mortgage Assn. 5.065% 20649	66	67
Government National Mortgage Assn. 5.081% 20649	63	64
Government National Mortgage Assn. 5.074% 20659	61	62
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 20359	1,253	1,089
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 20379	904	814
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 20479	11	11
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20474,9,10	91	93
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20271,4,9,10	4,500	4,486
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20271,4,9	6,210	6,123
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20484,9,10	9,053	9,175
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20484,9	16,425	16,379
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.11% 20574,9,10	9,034	9,016
		3,232,902
Bonds & notes of governments & government agencies outside the U.S. 0.21%
Honduras (Republic of) 8.75% 2020	4,450	4,792
Japan Bank for International Cooperation 2.125% 2020	21,400	21,220
Portuguese Republic 5.125% 2024	41,500	44,086
Portuguese Republic 4.10% 2045	€1,250	1,816
Qatar (State of) 4.50% 20284	$7,070	7,479
Qatar (State of) 5.103% 20484	4,800	5,161
Saudi Arabia (Kingdom of) 3.628% 20274	5,000	4,921
Saudi Arabia (Kingdom of) 3.625% 20284	11,435	11,074
Saudi Arabia (Kingdom of) 4.375% 20294	15,160	15,467
Saudi Arabia (Kingdom of) 5.00% 20494	6,075	6,034
United Mexican States 4.15% 2027	15,000	14,779
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	76,672
		213,501

Capital Income Builder — Page 26 of 33

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Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.18%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20204,9	$2,058	$2,057
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,9	7,500	7,462
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20224,9	4,010	3,989
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 20254,9,10	3,150	3,150
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,9	1,371	1,373
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,9	2,395	2,406
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 20359	71	71
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.699% 20359,10	76	73
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.649% 20369,10	3,778	3,581
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.649% 20379,10	4,925	4,672
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.659% 20379,10	10,479	10,080
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20364,9	294	292
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20214,9	340	340
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20214,9	2,353	2,357
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20224,9	883	883
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20224,9	299	299
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20224,9	125	125
Emerson Park Ltd., CLO, Series 2013-1A, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.767% 20254,9,10	663	663
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,9	3,149	3,134
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20204,9	492	493
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,9	7,000	6,918
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,9	22,965	23,170
Ford Credit Auto Owner Trust, Series 2018-1, Class A 3.52% 20304,9	6,770	6,811
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,9	45,110	44,589
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.67% 20379,10	7,420	7,119
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 20379	2,338	2,293
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20219	1,219	1,218
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20219	1,855	1,852
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20219	1,837	1,837
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20229	5,961	5,961
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.671% 20239,10	4,362	4,370
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 3.21% 20299,10	373	368
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 20254,9,10	14,475	14,471
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20214,9	467	466
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.491% 20264,9,10	13,138	13,074
		182,017
Municipals 0.04% Illinois 0.03%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20339	31,110	29,814
California 0.01%
High-Speed Passenger Train, G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,841

Capital Income Builder — Page 27 of 33

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Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.00%	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	$1,605	$1,680
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,070
		2,750
Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	1,565	1,548
Total municipals		37,953
Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 20266	37,230	35,756
Total bonds, notes & other debt instruments (cost: $25,623,056,000)		25,508,679
Short-term securities 3.19%
3M Co. 2.47% due 3/20/20194	45,000	44,852
Apple Inc. 2.49% due 2/21/20194	40,000	39,943
ExxonMobil Corp. 2.44%–2.47% due 3/6/2019–3/22/2019	125,000	124,685
Federal Farm Credit Banks 2.36% due 3/14/2019	50,000	49,861
Federal Home Loan Bank 2.32%–2.39% due 2/1/2019–4/3/2019	1,258,000	1,255,663
General Dynamics Corp. 2.50% due 2/21/20194	48,885	48,814
IBM Credit LLC 2.50% due 2/14/20194	50,000	49,953
Pfizer Inc. 2.51%–2.56% due 3/11/2019–4/25/20194	109,400	108,999
Simon Property Group, LP 2.50% due 2/7/20194	25,000	24,988
U.S. Treasury Bills 2.16%–2.43% due 2/7/2019–5/2/2019	1,361,700	1,356,922
United Parcel Service Inc. 2.42% due 3/12/20194	50,000	49,867
Wal-Mart Stores, Inc. 2.39% due 2/11/20194	35,000	34,974
Total short-term securities (cost: $3,189,482,000)		3,189,521
Total investment securities 99.72% (cost: $92,215,446,000)		99,678,775
Other assets less liabilities 0.28%		284,099
Net assets 100.00%		$99,962,874

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount16 (000)	Value at 1/31/201917 (000)	Unrealized appreciation (depreciation) at 1/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	15,207	April 2019	$3,041,400	$3,228,874	$17,169
5 Year U.S. Treasury Note Futures	Long	8,788	April 2019	878,800	1,009,384	13,751
10 Year U.S. Treasury Note Futures	Short	25	March 2019	(2,500)	(3,062)	(76)
10 Year Ultra U.S. Treasury Note Futures	Short	817	March 2019	(81,700)	(106,772)	(3,848)
20 Year U.S. Treasury Bond Futures	Short	136	March 2019	(13,600)	(19,949)	(1,006)
						$25,990

Capital Income Builder — Page 28 of 33

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 1/31/2019 (000)
Purchases (000)	Sales (000)
USD113,036	GBP87,630	Goldman Sachs	2/19/2019	$(2,005)
USD1,469	EUR1,285	JPMorgan Chase	2/27/2019	(5)
USD207,552	GBP160,000	HSBC Bank	2/28/2019	(2,585)
				$(4,595)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 1/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 1/31/2019 (000)
2.683%	U.S. EFFR	9/28/2020	$126,200	$730	$—	$730
3-month USD-LIBOR	3.002%	9/28/2020	126,200	(748)	—	(748)
U.S. EFFR	2.4435%	12/20/2023	5,508	(56)	—	(56)
U.S. EFFR	2.45375%	12/20/2023	49,336	(526)	—	(526)
U.S. EFFR	2.4225%	12/24/2023	22,594	(209)	—	(209)
U.S. EFFR	2.284%	1/4/2024	22,562	(63)	—	(63)
2.5555%	3-month USD-LIBOR	1/8/2024	69,400	82	—	82
U.S. EFFR	2.5365%	1/11/2049	78,000	(977)	—	(977)
					$—	$(1,767)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Common stocks 1.50%
Consumer staples 0.02%
Convenience Retail Asia Ltd.1	51,330,000	—	—	51,330,000	$—	$1,565	$—	$23,165
Energy 0.08%
Whitecap Resources Inc.	22,128,500	—	—	22,128,500	—	(33,645)	1,339	74,606
Information technology 0.19%
VTech Holdings Ltd.1	20,089,300	—	—	20,089,300	—	(43,706)	3,415	191,977
Vanguard International Semiconductor Corp.1,18	85,015,695	—	3,533,606	81,482,089	426	33,285	—	—
								191,977
Real estate 0.34%
American Campus Communities, Inc. REIT	4,872,388	2,520,800	—	7,393,188	—	37,917	5,587	340,235

Capital Income Builder — Page 29 of 33

unaudited

Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Communication services 0.21%
Euskaltel, SA, non-registered shares1	11,611,000	—	—	11,611,000	$—	$9,012	$—	$106,331
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	11,881	1,368	94,791
Zegona Communications PLC1	7,573,166	—	—	7,573,166	—	80	270	10,728
								211,850
Consumer discretionary 0.66%
Six Flags Entertainment Corp.	3,000,000	2,487,000	—	5,487,000	—	33,500	4,377	337,944
Greene King PLC1	24,691,512	—	—	24,691,512	—	42,062	2,766	194,374
Dine Brands Global, Inc.	1,095,551	—	—	1,095,551	—	(5,226)	690	83,558
AA PLC1	35,437,759	—	—	35,437,759	—	(6,527)	—	38,815
Leifheit AG, non-registered shares18	637,270	—	637,270	—	(4,763)	5,469	—	—
								654,691
Total 1.50%					$(4,337)	$85,667	$19,812	$1,496,524

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $30,724,235,000, which represented 30.74% of the net assets of the fund. This amount includes $29,721,252,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Security did not produce income during the last 12 months.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,189,092,000, which represented 2.19% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,236,000, which represented .03% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Step bond; coupon rate may change at a later date.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Coupon rate may change periodically.
11	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,787,000, which represented less than .01% of the net assets of the fund.
12	Scheduled interest and/or principal payment was not received.
13	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
14	Purchased on a TBA basis.
15	Amount less than one thousand.
16	Notional amount is calculated based on the number of contracts and notional contract size.
17	Value is calculated based on the notional amount and current market price.
18	Unaffiliated issuer at 1/31/2019.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Income Builder — Page 30 of 33

unaudited

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,690,880,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $493,226,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps was $317,368,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews

Capital Income Builder — Page 31 of 33

unaudited

changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$6,490,142	$2,965,632	$—	$9,455,774
Consumer staples	5,421,940	3,819,601	—	9,241,541
Financials	3,603,326	5,123,813	—	8,727,139
Energy	4,305,934	2,802,163	—	7,108,097
Information technology	5,536,943	1,487,583	—	7,024,526
Utilities	2,203,052	4,328,158	—	6,531,210
Real estate	3,801,353	2,151,306	—	5,952,659
Communication services	2,935,754	2,670,678	—	5,606,432
Industrials	2,391,168	2,481,097	—	4,872,265
Consumer discretionary	2,677,684	1,459,714	—	4,137,398
Materials	597,224	1,374,186	—	1,971,410
Preferred securities	—	7,865	—	7,865
Rights & warrants	—	—	107	107
Convertible stocks	344,152	—	—	344,152
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	15,426,652	—	15,426,652
Corporate bonds & notes	—	6,378,306	1,592	6,379,898
Mortgage-backed obligations	—	3,232,902	—	3,232,902
Bonds & notes of governments & government agencies outside the U.S.	—	213,501	—	213,501
Asset-backed obligations	—	182,017	—	182,017
Municipals	—	37,953	—	37,953
Federal agency bonds & notes	—	35,756	—	35,756
Short-term securities	—	3,189,521	—	3,189,521
Total	$40,308,672	$59,368,404	$1,699	$99,678,775

Capital Income Builder — Page 32 of 33

unaudited

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$30,920	$—	$—	$30,920
Unrealized appreciation on interest rate swaps	—	812	—	812
Liabilities:
Unrealized depreciation on futures contracts	(4,930)	—	—	(4,930)
Unrealized depreciation on open forward currency contracts	—	(4,595)	—	(4,595)
Unrealized depreciation on interest rate swaps	—	(2,579)	—	(2,579)
Total	$25,990	$(6,362)	$—	$19,628

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	GBP = British pounds
Auth. = Authority	HKD = Hong Kong dollars
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
EFFR = Effective Federal Funds Rate	Ref. = Refunding
EUR/€ = Euros	Rev. = Revenue
FDR = Fiduciary Depositary Receipts	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-012-0319O-S66083	Capital Income Builder — Page 33 of 33

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2019